Document and Entity Information	Feb. 20, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	ILLINOIS TOOL WORKS INC
Entity Address, State or Province	IL
Amendment Flag	false
Entity Central Index Key	0000049826
Document Type	8-K
Document Period End Date	Feb. 20, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-4797
Entity Tax Identification Number	36-1258310
Entity Address, Address Line One	155 Harlem Avenue
Entity Address, City or Town	Glenview
Entity Address, Postal Zip Code	60025
City Area Code	847
Local Phone Number	724-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock
Trading Symbol	ITW
Security Exchange Name	NYSE
A 0.625 Euro Notesdue 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.625% Euro Notes due 2027
Trading Symbol	ITW27
Security Exchange Name	NYSE
A 3.250 Euro Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.250% Euro Notes due 2028
Trading Symbol	ITW28
Security Exchange Name	NYSE
A 2.125 Euro Notesdue 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.125% Euro Notes due 2030
Trading Symbol	ITW30
Security Exchange Name	NYSE
A 1.00 Euro Notesdue 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.00% Euro Notes due 2031
Trading Symbol	ITW31
Security Exchange Name	NYSE
A 3.375 Euro Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.375% Euro Notes due 2032
Trading Symbol	ITW32
Security Exchange Name	NYSE
A 3.00 Euro Notesdue 2034 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.00% Euro Notes due 2034
Trading Symbol	ITW34
Security Exchange Name	NYSE